Summary of Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Beginning balance	$ 9,294	$ 9,195
Foreign currency adjustment	245	99
Balance at the end of the year	$ 9,539	$ 9,294